NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of notes payable

Notes payable consisted of the following at June 30, 2019 and December 31, 2018 (in thousands):

Year Issued	Interest Rate Range	Term of Notes	Conversion Price	Principal Outstanding June 30, 2019	Discount Amount June 30, 2019	Carrying Amount June 30, 2019	Shares Underlying Notes June 30, 2019	Principal Outstanding December 31, 2018	Discount Amount December 31, 2018	Carrying Amount December 31, 2018	Shares Underlying Notes December 31, 2018
Notes payable
2013	10%	Due on demand	—	$926	$—	$926	—	$909	$—	$909	—
2015	10%	Due on demand	—	—	—	—	—	10	—	10	—
2016	10% - 11%	Due on demand	—	833	—	833	—	843	—	843	—
2017	5% - 11%	Due on demand	—	—	—	—	—	2,575	—	2,575	—
2018	10% - 11%	Due on demand- 18 months	—	12,200	5,053	7,147	—	12,311	9,233	3,078	—
2019	11%	Due on demand - 6 months	—	2,960	—	2,960	—	—	—	—	—
				$16,919	$5,053	$11,866	—	$16,648	$9,233	$7,415	—
		Current		$15,719	$4,556	$11,163	—	$12,448	$6,054	$6,394	—
		Non-current		$1,200	$497	$703	—	$4,200	$3,179	$1,021	—
Notes payable - related party
2016	10%	Due on demand	—	270	—	270	—	270	—	270	—
2017	10%	Due on demand	—	27	—	27	—	39	—	39	—
2018	11%	Due on demand	—	159	—	159	—	159	—	159	—
2019	10%	Due on demand	—	14	—	14	—	—	—	—	—
				$470	$—	$470	—	$468	$—	$468	—
		Current		$470	$—	$470	—	$468	$—	$468	—
Convertible notes payable
2011	10%	5 years	$3.05	$—	$—	$—	$—	$300	$—	$300	98
2014	10%	Due on demand - 2 years	$3.05 - $3.60	538	—	538	192	519	—	519	184
2016	10%	1 year	$4.50	62	—	62	17	61	—	61	17
2017	10%	Due on demand - 1 year	$3.50 - $4.50	1,568	8	1,560	516	2,820	349	2,471	899
2018	6% - 10%	Due on demand - 2 years	$3.50 - $10.00	9,860	1,363	8,497	1,656	19,556	6,169	13,387	3,664
2019	10%	Due on demand - 1 year	$3.50 - $7.60	8,210	4,550	3,660	2,193	—	—	—	—
				$20,238	$5,921	$14,317	4,574	$23,256	$6,518	$16,738	4,862
		Current		$20,092	$5,814	$14,278	4,532	$16,604	$5,351	$11,253	3,981
		Non-current		$146	$107	$39	42	$6,652	$1,167	$5,485	881
Convertible notes payable - related party
2012	10%	Due on demand	$3.30	$200	$—	$200	64	$200	$—	$200	74
2015	10%	2 years	$4.50	200	—	200	61	200	—	200	58
2017	10%	2 years	$10.00	5,000	123	4,877	557	5,000	311	4,689	533
2018	10%	2 years	$10.00	9,400	497	8,903	1,018	9,400	871	8,529	972
				$14,800	$620	$14,180	1,700	$14,800	$1,182	$13,618	1,637
		Current		$14,800	$620	$14,180	1,700	$5,400	$311	$5,089	665
		Non-current		$—	$—	$—	—	$9,400	$871	$8,529	972
		Total		$52,427	$11,594	$40,833	6,274	$55,172	$16,933	$38,239	6,499

Schedule of contractual principal payments of notes payable	Contractual principal payments due on notes payable are as follows (in thousands):
Year Ending
2019 (six months)	$28,962
2020	23,465
Total	$52,427

Schedule of fair value assumptions for warrants issued in conjunction with notes	The fair value of the warrants issued in conjunction with notes was determined using the Binominal Monte-Carlo Cliquet Option Pricing Model with the following inputs for the year ended December 31, 2018.
Year ended December 31, 2018
Stock price	$11.10
Exercise price	$11.30
Term	5 years
Risk‑free interest rate	3.05%
Expected dividend yield	—
Expected volatility	70.0%